CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB8,813 and RMB7,645 as of December 31, 2022 and 2023, respectively)	¥ 105,691	$ 14,886	¥ 119,847
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB5,892 and RMB26,810 as of December 31, 2022 and 2023, respectively)	41,579	5,856	16,652
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB16,624 and RMB8,646 as of December 31, 2022 and 2023, respectively)	391,217	55,102	323,259
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2022 and 2023)	17,946	2,528	21,826
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2022 and 2023, respectively)	¥ 45,464	$ 6,403	¥ 79,586
Common stock, par value | $ / shares		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares designated | shares	3,039,147,394	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB8,813 and RMB7,645 as of December 31, 2022 and 2023, respectively)	¥ 7,645		¥ 8,813
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB5,892 and RMB26,810 as of December 31, 2022 and 2023, respectively)	26,810		5,892
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2022 and 2023)	929		929
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2022 and 2023, respectively)			78
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB8,813 and RMB7,645 as of December 31, 2022 and 2023, respectively)	7,645		8,813
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB5,892 and RMB26,810 as of December 31, 2022 and 2023, respectively)	26,810		5,892
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB16,624 and RMB8,646 as of December 31, 2022 and 2023, respectively)	8,646		16,624
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2022 and 2023)	929		929
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2022 and 2023, respectively)	¥ 0		¥ 78
Class A Ordinary Shares
Common stock, shares authorized | shares	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued | shares	2,030,600,883	2,030,600,883	2,030,600,883
Common stock, shares outstanding | shares	1,487,546,132	1,487,546,132	1,569,677,384
Class B Ordinary Shares
Common stock, shares authorized | shares	960,852,606	960,852,606	960,852,606
Common stock, shares issued | shares	666,572,880	666,572,880	666,572,880
Common stock, shares outstanding | shares	666,572,880	666,572,880	666,572,880